Income Taxes (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 01, 2021	Sep. 30, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Applicable tax rate, description				The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong.
Subject to a federal tax rate			21.00%
Income tax rate percentage			30.00%	30.00%	30.00%
EIR rate			25.00%	25.00%
EIT rate			10.00%
Income tax rate					12.50%
Enterprise income tax percentage	25.00%
Enterprise income tax description			SMEs are entitled to a reduced EIT rate of a reduced EIT rate of 20%, 87.5% reduction of taxable income for the first RMB1,000,000 taxable income and 75% reduction of taxable income between RMB 1,000,000 and RMB 3,000,000, and no reduction for the remaining taxable income for the year ended December 31, 2022; 87.5% reduction of taxable income for the first RMB1,000,000 taxable income and 50% reduction of taxable income between RMB 1,000,000 and RMB 3,000,000, and no reduction for the remaining taxable income for the year ended December 31, 2021; and 75% reduction of taxable income for the first RMB1,000,000 taxable income and 50% reduction of taxable income between RMB 1,000,000 and RMB 3,000,000, and no reduction for the remaining taxable income for the years ended before December 31, 2020.
Research and development expenses percentage		175.00%
Net operating loss carryforwards (in Dollars)			$ 7,166,560	$ 4,435,381
Net operating loss carryforwards description			The Company also has net operating loss carryforwards from PRC of $5,653,804 which expire starting in 2025 through 2027.
Valuation allowance (in Dollars)			$ 339,495
Corporate taxpayers benefit percentage			50.00%
Foreign income percentage			10.50%
Hainan Province [Member]
Income Taxes (Details) [Line Items]
EIT rate			15.00%
Unite States and Hong Kong [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards (in Dollars)			$ 1,512,756